Unaudited Interim Condensed Consolidated Statements of Operations and Comprehensive Loss - USD ($)		3 Months Ended		9 Months Ended		12 Months Ended
		Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2025	Mar. 31, 2024	Jun. 30, 2024	Jun. 30, 2023
Operating expenses:
Research and development expenses		$ (250,462)	$ (313,509)	$ (675,546)	$ (671,081)	$ (880,193)	$ (1,383,181)
General and administrative expenses		(512,277)	(431,903)	(1,132,949)	(1,165,878)	(1,661,379)	(1,688,042)
Total operating expenses		(762,739)	(745,412)	(1,808,495)	(1,836,959)	(2,541,572)	(3,071,223)
Other income (expense):
Interest income			104	15,403	20,084	53,495	21,402
Other expense, net		(621,135)	(310,923)	(764,266)	(156,017)	(294,201)	(682,956)
Total other income (expense), net		(621,135)	(310,819)	(748,863)	(135,933)	(240,706)	(661,554)
Loss before tax expense		(1,383,874)	(1,056,231)	(2,557,358)	(1,972,892)	2,782,278	(3,732,777)
Income tax expense
Net loss		(1,383,874)	(1,056,231)	(2,557,358)	(1,972,892)	(2,782,278)	(3,732,777)
Other comprehensive income
Foreign currency translation gain, net of taxes		39,696	361,593	168,954	169,507	319,324	535,161
Total comprehensive income (loss)		$ (1,344,178)	$ (694,638)	$ (2,388,404)	$ (1,803,385)	$ (2,462,954)	$ (3,197,616)
Loss per share:
Basic (in Dollars per share)	[1]	$ (0.07)	$ (0.05)	$ (0.13)	$ (0.1)	$ (0.14)	$ (0.19)
Diluted (in Dollars per share)	[1]	$ (0.07)	$ (0.05)	$ (0.13)	$ (0.1)	$ (0.14)	$ (0.19)
Weighted average number of shares of common stock in computing net loss per share
Basic (in Shares)	[1]	20,479,101	20,000,000	20,156,190	20,000,000	20,000,000	19,935,890
Diluted (in Shares)	[1]	20,479,101	20,000,000	20,156,190	20,000,000	20,000,000	19,935,890

[1]	Giving retroactive effect to the 4 for 1 share split effected on May 16, 2023 and 5 for 1 reverse share split effected on October 15, 2024.